July 13, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares U.S. ETF Trust (the “Registrant”)

Securities Act File No. 333-179904

Investment Company Act File No. 811-22649

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated June 29, 2015, to the prospectuses for iShares Interest Rate Hedged High Yield Bond ETF and iShares Interest Rate Hedged Corporate Bond ETF. The purpose of this filing is to submit the 497 dated June 29, 2015 in XBRL.

If you have any questions regarding this filing, please contact Margery K. Neale, Esq. of Willkie Farr & Gallagher LLP at (212) 728 - 8297.

Very truly yours,

/s/ Sarah M. Coutu

Sarah M. Coutu

cc:	Margery K. Neale, Esq.